UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      AKJ Asset Management, LLC

Address:   1180 Harker Avenue
           Palo Alto, CA  94301


Form 13F File Number: 28-10308


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth R. Bilodeau, Jr.
Title:  Manager
Phone:  650-326-9090

Signature,  Place,  and  Date  of  Signing:

/s/ Kenneth R. Bilodeau, Jr.       Palo Alto, CA                      1/8/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              69

Form 13F Information Table Value Total:  $      130,175
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
Apple Computer           cs             037833100      366      687 SH       SOLE       N/A         0    n/a     687
ABM Industries, Inc.     cs             000957100      259   13,000 SH       SOLE       N/A         0    n/a  13,000
Automatic Data Proc      cs             053015103    3,152   55,359 SH       SOLE       N/A         0    n/a  55,359
Ameren Corp.             cs             023608102      795   25,866 SH       SOLE       N/A         0    n/a  25,866
Amer Electric Power      cs             025537101    1,708   40,020 SH       SOLE       N/A         0    n/a  40,020
AFLAC Inc                cs             001055102    1,953   36,764 SH       SOLE       N/A         0    n/a  36,764
Amerigas Partners        oa             030975106      950   24,523 SH       SOLE       N/A         0    n/a  24,523
Ares Capital Corp.       cs             04010L103      353   20,152 SH       SOLE       N/A         0    n/a  20,152
American Express         cs             025816109      693   12,057 SH       SOLE       N/A         0    n/a  12,057
Boeing                   cs             097023105    2,800   37,150 SH       SOLE       N/A         0    n/a  37,150
Bank America             cs             060505104    1,042   89,758 SH       SOLE       N/A         0    n/a  89,758
BP PLC ADR               cs             055622104    2,513   60,350 SH       SOLE       N/A         0    n/a  60,350
Conagra Foods Inc.       cs             205887102      865   29,315 SH       SOLE       N/A         0    n/a  29,315
Caterpillar Inc.         cs             149123101    2,847   31,775 SH       SOLE       N/A         0    n/a  31,775
Mack Cali RealtyREIT     oa             554489104    2,174   83,255 SH       SOLE       N/A         0    n/a  83,255
Cisco Systems            cs             17275R102    3,135  159,564 SH       SOLE       N/A         0    n/a 159,564
Capitalsource Inc        cs             14055X102      484   63,842 SH       SOLE       N/A         0    n/a  63,842
Dominion Res Inc VA      cs             25746U109    1,895   36,575 SH       SOLE       N/A         0    n/a  36,575
Diebold Incorporated     cs             253651103    1,426   46,600 SH       SOLE       N/A         0    n/a  46,600
D T E Energy Company     cs             233331107      344    5,725 SH       SOLE       N/A         0    n/a   5,725
Duke Power               cs             26441C105    3,492   54,726 SH       SOLE       N/A         0    n/a  54,726
I Shares Dow Div         cs             464287168    4,455   77,832 SH       SOLE       N/A         0    n/a  77,832
Consolidated Edison      cs             209115104    1,781   32,072 SH       SOLE       N/A         0    n/a  32,072
I Share Tr MSCI          cs             464287465    2,552   44,879 SH       SOLE       N/A         0    n/a  44,879
Emerson Electric Co      cs             291011104    2,987   56,400 SH       SOLE       N/A         0    n/a  56,400
General Electric         cs             369604103    2,637  125,633 SH       SOLE       N/A         0    n/a 125,633
Great Plains Energy      cs             391164100    1,678   82,629 SH       SOLE       N/A         0    n/a  82,629
Health Care REIT         oa             42217K106      276    4,507 SH       SOLE       N/A         0    n/a   4,507
HCP Inc. REIT            oa             40414L109    4,011   88,823 SH       SOLE       N/A         0    n/a  88,823
Hawaiian Elec Indus      cs             419870100      592   23,530 SH       SOLE       N/A         0    n/a  23,530
Hospitality Pptys Tr     oa             44106M102    1,642   70,125 SH       SOLE       N/A         0    n/a  70,125
iShares iBoxx HY Cor     cs             464288513    1,830   19,601 SH       SOLE       N/A         0    n/a  19,601
Intel                    cs             458140100    2,745  133,118 SH       SOLE       N/A         0    n/a 133,118
ISharesRussl1000Valu     cs             464287598    1,456   20,000 SH       SOLE       N/A         0    n/a  20,000
ISharesRussl 1000 Gr     cs             464287614    1,667   25,450 SH       SOLE       N/A         0    n/a  25,450
Johnson and Johnson      cs             478160104    1,536   21,913 SH       SOLE       N/A         0    n/a  21,913
JP Morgan Chase          cs             46625H100    4,137   94,085 SH       SOLE       N/A         0    n/a  94,085
Kinder Morgan Hold       cs             49455B101    1,581   44,750 SH       SOLE       N/A         0    n/a  44,750
Kinder Morgan Energy     oa             494550106    3,932   49,280 SH       SOLE       N/A         0    n/a  49,280
Kinder Morgan Mgmt       cs             49455U100    1,798   23,829 SH       SOLE       N/A         0    n/a  23,829
Coca-Cola Co.            cs             191216100    3,443   94,992 SH       SOLE       N/A         0    n/a  94,992
Lincoln National         cs             534187109      759   29,317 SH       SOLE       N/A         0    n/a  29,317
Herman Miller Inc        cs             600544100      227   10,558 SH       SOLE       N/A         0    n/a  10,558
3M Company               cs             88579Y101    3,234   34,832 SH       SOLE       N/A         0    n/a  34,832
Altria Group Inc         cs             02209S103      468   14,875 SH       SOLE       N/A         0    n/a  14,875
Marathon Oil Corp        cs             565849106    2,114   68,950 SH       SOLE       N/A         0    n/a  68,950
Nveen CA Mn Val Mf       cs             67062C107    1,091  108,732 SH       SOLE       N/A         0    n/a 108,732
Nucor Corp               cs             670346105    2,762   64,000 SH       SOLE       N/A         0    n/a  64,000
O G E Energy Cp Hldg     cs             670837103      750   13,320 SH       SOLE       N/A         0    n/a  13,320
Oracle                   cs             68389X105    2,339   70,200 SH       SOLE       N/A         0    n/a  70,200
Precision Castparts      cs             740189105    7,394   39,033 SH       SOLE       N/A         0    n/a  39,033
Pfizer                   cs             717081103    1,710   68,200 SH       SOLE       N/A         0    n/a  68,200
Proctor and Gamble       cs             742718109    3,469   51,091 SH       SOLE       N/A         0    n/a  51,091
Philip Morris Intnl      cs             718172109    1,057   12,635 SH       SOLE       N/A         0    n/a  12,635
Pinnacle West            cs             723484101    1,165   22,850 SH       SOLE       N/A         0    n/a  22,850
Penn West Pete Ltd       cs             707887105    1,572  144,737 SH       SOLE       N/A         0    n/a 144,737
Scana Corporation        cs             80589M102    2,284   50,050 SH       SOLE       N/A         0    n/a  50,050
The Southern Company     cs             842587107    1,652   38,600 SH       SOLE       N/A         0    n/a  38,600
A T & T Inc              cs             00206R102      259    7,695 SH       SOLE       N/A         0    n/a   7,695
Integrys Energy Grp.     cs             45822P105    1,327   25,419 SH       SOLE       N/A         0    n/a  25,419

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
US Bancorp               cs             902973304      265    8,307 SH       SOLE       N/A         0    n/a   8,307
Vanguard Div Apprec      cs             921908844    1,644   27,595 SH       SOLE       N/A         0    n/a  27,595
Vulcan Materials Co.     cs             929160109      622   11,945 SH       SOLE       N/A         0    n/a  11,945
Vanguard Value ETF       cs             922908744    3,933   66,885 SH       SOLE       N/A         0    n/a  66,885
Vanguard Growth Idx      cs             922908736    3,334   46,841 SH       SOLE       N/A         0    n/a  46,841
Walgreen                 cs             931422109    2,828   76,416 SH       SOLE       N/A         0    n/a  76,416
Wells Fargo              cs             949746101      762   22,291 SH       SOLE       N/A         0    n/a  22,291
Xcel Energy              cs             98389B100      479   17,945 SH       SOLE       N/A         0    n/a  17,945
Exxon Mobil Corp.        cs             30231G102      693    8,002 SH       SOLE       N/A         0    n/a   8,002